Cover - shares	12 Months Ended
	Sep. 30, 2025	Jan. 16, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-41927
Entity Registrant Name	SU Group Holdings Limited
Entity Central Index Key	0001969863
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7th Floor, The Rays
Entity Address, Address Line Two	No. 71 Hung To Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Class A ordinary shares, par value
Trading Symbol	SUGP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		1,464,772
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, NY
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7th Floor, The Rays
Entity Address, Address Line Two	No. 71 Hung To Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	2341-8183
Contact Personnel Name	Chan Ming Dave